Share-Based Compensation - Schedule of Stock Options Activity (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding	146,000	177,000	180,760
Number of options, Granted			120,000
Number of options, Cancelled and/or forfeited		(31,000)	(123,760)
Number of options, Exercised
Number of options, Outstanding	146,000	146,000	177,000
Number of options, Exercisable	146,000	146,000
Weighted average exercise price per share, Outstanding	$ 3.019	$ 5.818	$ 16.368
Weighted average exercise price per share, Granted			1.500
Weighted average exercise price per share, Cancelled and/or forfeited		19,000	17.054
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Outstanding	3.019	3.019	$ 5.818
Weighted average exercise price per share, Exercisable	$ 3.019	$ 3.019
Weighted average remaining life (years), Outstanding Beginning	7 years 4 months 13 days	7 years 2 months 12 days	2 years 6 months 21 days
Weighted average remaining life (years), Outstanding Ending		7 years 7 months 10 days	7 years 2 months 12 days
Weighted average remaining life (years), Exercisable		7 years 7 months 10 days
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Outstanding	$ 0
Aggregate intrinsic value, Exercisable